Shareholder Report, Holdings (Details) - C000015666	Oct. 31, 2024
UFP Technologies8265424
Holdings [Line Items]
Percent of Total Investments	3.00%
LeMaitre Vascular8265335
Holdings [Line Items]
Percent of Total Investments	2.70%
Pennant Group8265382
Holdings [Line Items]
Percent of Total Investments	2.40%
Energy Recovery8265303
Holdings [Line Items]
Percent of Total Investments	2.10%
Federal Agricultural Mortgage8265307
Holdings [Line Items]
Percent of Total Investments	2.10%
Green Brick Partners8265315
Holdings [Line Items]
Percent of Total Investments	2.10%
Construction Partners8265281
Holdings [Line Items]
Percent of Total Investments	2.00%
CBIZ8265273
Holdings [Line Items]
Percent of Total Investments	1.80%
Vital Farms8265431
Holdings [Line Items]
Percent of Total Investments	1.80%
ADMA Biologics8265239
Holdings [Line Items]
Percent of Total Investments	1.80%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Short-Term Investment
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	17.30%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	27.00%